Liquidity and Management's Plan (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Feb. 24, 2022	Mar. 31, 2021	Jan. 25, 2021
Liquidity and Management's Plan (Details) [Line Items]
Net loss	$ (11,277)				$ (47,183)
Accumulated deficit					99,159
Cash used in operating activities					18,461
Cash and cash equivalents	5,453				5,453
Convertible debentures			$ 28,000						$ 28,000		$ 11,812	$ 3,656
Net loss							$ 38,488
Accumulated deficit			87,882				51,976
Cash used in operating activities			14,187				15,055
Cash and cash equivalents	10,454		18,496		10,454		6,856	$ 8,123
Non-binding letter of intent							$ 301,300
Equity outstanding percentage							100.00%
Cash			507				$ 201,300
Equity proceeds							100,000
Net loss	$ (9,531)	$ (27,241)	(35,906)	$ (10,373)	$ (45,437)	$ (37,614)	(38,488)	$ (8,653)
Convertible debentures net proceeds			28,000
Capital			$ 201,000
Definitive merger agreement and related transactions, description			, a Delaware special purpose acquisition company (the “SPAC”). The terms of the Merger Agreement include the SPAC acquiring 100% of the outstanding equity and equity equivalents of the Company in exchange for $300,000 of consideration. The consideration would be paid by the SPAC through the issuance of shares of common stock of the SPAC to holders of the Company’s outstanding equity and equity equivalents. Cash on the balance sheet of the Combined Company at closing would include up to approximately $201,000 held in trust by the SPAC (which is subject to redemption by the public shareholders of the SPAC and of which $90,793 was redeemed in connection with an extension meeting on June 6, 2022, leaving $110,881 held in trust as of June 30, 2022). As part of the consideration, a new management contingent share plan is to be adopted and approved, pursuant to which, at closing, 9,200,000 shares of Combined Company Class A Common Stock will be issued to certain members of the Company, which will be subject to transfer restrictions and forfeiture by the applicable participants should certain milestones not be met within the period of time after the closing established in the management contingent share plan.
Commitment fee										$ 1,600
Previously Reported [Member]
Liquidity and Management's Plan (Details) [Line Items]
Cash and cash equivalents							1,856
Cash							$ 1,092
Class A Common Stock [Member]
Liquidity and Management's Plan (Details) [Line Items]
Sell amount			$ 40,000
Commitment fee			$ 1,600
Merger Agreement [Member] | Class A Common Stock [Member]
Liquidity and Management's Plan (Details) [Line Items]
Business combined period			36 months
FOXO Life Insurance Company [Member]
Liquidity and Management's Plan (Details) [Line Items]
Cash and cash equivalents			$ 13,496